Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Abstract
Schedule of Basic and Diluted Loss Per Class A Ordinary Shares

Accordingly, basic and diluted loss per Class A ordinary shares is calculated as follows:

	For the Three Months Ended March 31,
	2020	2019
Interest income held in Trust Account	$633,249	$1,125,994

Net income available to holders of Class A ordinary shares	$633,249	$1,125,994

Net loss	$(777,217)	$(461,734)
Less: Income attributable to Class A ordinary shares	(633,249)	(1,125,994)

Net loss attributable to holders of Class B ordinary shares	$(1,410,466)	$(1,587,728)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,000,000	20,000,000

Basic and diluted net income per share, Class A	$0.03	$0.06

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,000,000	5,000,000

Basic and diluted net loss per share, Class B	$(0.28)	$(0.32)

Accordingly, basic and diluted loss per Class A ordinary shares is calculated as follows:

	For the years ended December 31,
	2019	2018
Interest income held in Trust Account	$4,108,987	$3,081,753

Net income available to holders of Class A ordinary shares	$4,108,987	$3,081,753

Net income (loss)	$(1,317,189)	$2,595,287
Less: Income attributable to Class A ordinary shares	(4,108,987)	(3,081,753)

Net loss attributable to holders of Class B ordinary shares	$(5,426,176)	$(486,466)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,000,000	20,000,000

Basic and diluted net income per share, Class A	$0.21	$0.15

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,000,000	5,000,000

Basic and diluted net loss per share, Class B	$(1.09)	$(0.10)

Accordingly, basic and diluted loss per Class A ordinary shares is calculated as follows:

	For the Year Ended December 31, 2018	For the period from November 29, 2017 (inception) through December 31, 2017
Interest income	$3,081,753	$—
Expenses available to be paid with interest income from Trust	—	—

Net income available to holders of Class A ordinary shares	3,081,753	—

Net income (loss)	$2,595,287	$(8,819)
Less: Income attributable to Class A ordinary shares	(3,081,753)	—

Net income (loss) attributable to holders of Class B ordinary shares	$(486,466)	$(8,819)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,000,000	—

Basic and diluted net income per share, Class A	$0.15	$—

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,000,000	5,000,000

Basic and diluted net loss per share, Class B	$(0.10)	$—